Intangible Assets (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets (Additional Textual) [Abstract]
Aggregate amortization expense, Finite lived intangible assets	$ 1.3	$ 1.8	$ 2.0
Core deposit intangible [Member]
Intangible Assets (Textual) [Abstract]
Weighted-average amortization period	6 years 7 months 6 days
Employment contract intangible [Member]
Intangible Assets (Textual) [Abstract]
Weighted-average amortization period	5 years